Fair Value Measures (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair value liability on recurring basis
	Fair Value Measurements
	Level 1	Level 2	Level 3	Total

Derivative liabilities:
December 31, 2012	$—	$—	$432,030	$432,030
December 31, 2011	$—	$—	$155,813	$155,813